Investment Objectives and Goals	Sep. 11, 2026
VegaShares AI Frontier ETF
Prospectus [Line Items]
Risk/Return [Heading]	VegaShares AI Frontier ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
VegaShares Space & AI ETF
Prospectus [Line Items]
Risk/Return [Heading]	VegaShares Space & AI ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
VegaShares AI & Social Media ETF
Prospectus [Line Items]
Risk/Return [Heading]	VegaShares AI & Social Media ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.